Distribution Date:	10/18/21	Benchmark 2021-B24 Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2021-B24

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	4		Kunal K. Singh	US_CMBS_Notice@jpmorgan.com

Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor, | New York, NY 10179
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President - Division Head	NoticeAdmin@midlandls.com

Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Building 82, Suite 300, | Overland Park, KS 66210

Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Greystone Servicing Company LLC

Mortgage Loan Detail (Part 1)	14-15		Jenna Unell	jenna.unell@greyco.com
			5221 N. O'Connor Blvd., Suite 800, | Irving, TX 75039
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	18	Representations Reviewer

Historical Detail	19		Benchmark 2021-B24 - Surveillance Manager	cmbs.notices@parkbridgefinancial.com

Delinquency Loan Detail	20		600 Third Avenue, 40th Floor, | New York, NY 10016
		Directing Certificateholder	Eightfold Real Estate Capital, L.P.
Collateral Stratification and Historical Detail	21
			-
Specially Serviced Loan Detail - Part 1	22
			, | ,
Specially Serviced Loan Detail - Part 2	23
		Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	25			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	26

Interest Shortfall Detail - Collateral Level	27

Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08163CAY5	0.647600%	11,152,000.00	10,565,018.73	105,396.68	5,701.59	0.00	0.00	111,098.27	10,459,622.05	30.02%	30.00%
A-2	08163CAZ2	1.953300%	73,848,000.00	73,848,000.00	0.00	120,206.08	0.00	0.00	120,206.08	73,848,000.00	30.02%	30.00%
A-3	08163CBA6	2.010300%	81,111,000.00	81,111,000.00	0.00	135,881.20	0.00	0.00	135,881.20	81,111,000.00	30.02%	30.00%
A-4	08163CBB4	2.263800%	213,500,000.00	213,500,000.00	0.00	402,767.75	0.00	0.00	402,767.75	213,500,000.00	30.02%	30.00%
A-5	08163CBC2	2.584300%	365,781,000.00	365,781,000.00	0.00	787,739.87	0.00	0.00	787,739.87	365,781,000.00	30.02%	30.00%
A-SB	08163CBD0	2.255900%	25,562,000.00	25,562,000.00	0.00	48,054.43	0.00	0.00	48,054.43	25,562,000.00	30.02%	30.00%
A-S	08163CBG3	2.779600%	86,732,000.00	86,732,000.00	0.00	200,900.22	0.00	0.00	200,900.22	86,732,000.00	22.14%	22.13%
B	08163CBH1	2.598300%	49,562,000.00	49,562,000.00	0.00	107,314.12	0.00	0.00	107,314.12	49,562,000.00	17.64%	17.63%
C	08163CBJ7	3.293400%	49,561,000.00	49,561,000.00	0.00	136,020.16	0.00	0.00	136,020.16	49,561,000.00	13.13%	13.13%
D	08163CAJ8	2.000000%	31,664,000.00	31,664,000.00	0.00	52,773.33	0.00	0.00	52,773.33	31,664,000.00	10.26%	10.25%
E	08163CAL3	2.000000%	26,158,000.00	26,158,000.00	0.00	43,596.67	0.00	0.00	43,596.67	26,158,000.00	7.88%	7.88%
F	08163CAN9	2.500000%	28,910,000.00	28,910,000.00	0.00	60,229.17	0.00	0.00	60,229.17	28,910,000.00	5.25%	5.25%
G	08163CAQ2	2.500000%	12,391,000.00	12,391,000.00	0.00	25,814.58	0.00	0.00	25,814.58	12,391,000.00	4.13%	4.13%
NR*	08163CAS8	2.500000%	45,431,418.00	45,431,418.00	0.00	94,133.99	0.00	0.00	94,133.99	45,431,418.00	0.00%	0.00%
Class RR	08163CBK4	3.537154%	20,859,855.00	20,848,737.56	1,996.22	61,444.59	0.00	0.00	63,440.81	20,846,741.34	0.00%	0.00%
RR	N/A	3.537154%	37,106,641.00	37,086,864.69	3,550.98	109,300.96	0.00	0.00	112,851.94	37,083,313.71	0.00%	0.00%
Interest
R	08163CAW9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08163CAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,159,329,914.00	1,158,712,038.98	110,943.88	2,391,878.71	0.00	0.00	2,502,822.59	1,158,601,095.10

Notional Certificates
X-A	08163CBE8	1.155281%	857,686,000.00	857,099,018.73	0.00	825,158.51	0.00	0.00	825,158.51	856,993,622.05
X-B	08163CBF5	0.591308%	99,123,000.00	99,123,000.00	0.00	48,843.51	0.00	0.00	48,843.51	99,123,000.00
X-D	08163CAA7	1.537154%	57,822,000.00	57,822,000.00	0.00	74,067.79	0.00	0.00	74,067.79	57,822,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-F	08163CAC3	1.037154%	28,910,000.00	28,910,000.00	0.00	24,986.78	0.00	0.00	24,986.78	28,910,000.00
X-G	08163CAE9	1.037154%	12,391,000.00	12,391,000.00	0.00	10,709.48	0.00	0.00	10,709.48	12,391,000.00
X-NR	08163CAG4	1.037154%	45,431,418.00	45,431,418.00	0.00	39,266.16	0.00	0.00	39,266.16	45,431,418.00
Notional SubTotal			1,101,363,418.00	1,100,776,436.73	0.00	1,023,032.23	0.00	0.00	1,023,032.23	1,100,671,040.05

Deal Distribution Total					110,943.88	3,414,910.94	0.00	0.00	3,525,854.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163CAY5	947.36538110	9.45092181	0.51126166	0.00000000	0.00000000	0.00000000	0.00000000	9.96218346	937.91445929
A-2	08163CAZ2	1,000.00000000	0.00000000	1.62774997	0.00000000	0.00000000	0.00000000	0.00000000	1.62774997	1,000.00000000
A-3	08163CBA6	1,000.00000000	0.00000000	1.67524997	0.00000000	0.00000000	0.00000000	0.00000000	1.67524997	1,000.00000000
A-4	08163CBB4	1,000.00000000	0.00000000	1.88650000	0.00000000	0.00000000	0.00000000	0.00000000	1.88650000	1,000.00000000
A-5	08163CBC2	1,000.00000000	0.00000000	2.15358335	0.00000000	0.00000000	0.00000000	0.00000000	2.15358335	1,000.00000000
A-SB	08163CBD0	1,000.00000000	0.00000000	1.87991667	0.00000000	0.00000000	0.00000000	0.00000000	1.87991667	1,000.00000000
A-S	08163CBG3	1,000.00000000	0.00000000	2.31633330	0.00000000	0.00000000	0.00000000	0.00000000	2.31633330	1,000.00000000
B	08163CBH1	1,000.00000000	0.00000000	2.16524999	0.00000000	0.00000000	0.00000000	0.00000000	2.16524999	1,000.00000000
C	08163CBJ7	1,000.00000000	0.00000000	2.74449991	0.00000000	0.00000000	0.00000000	0.00000000	2.74449991	1,000.00000000
D	08163CAJ8	1,000.00000000	0.00000000	1.66666656	0.00000000	0.00000000	0.00000000	0.00000000	1.66666656	1,000.00000000
E	08163CAL3	1,000.00000000	0.00000000	1.66666679	0.00000000	0.00000000	0.00000000	0.00000000	1.66666679	1,000.00000000
F	08163CAN9	1,000.00000000	0.00000000	2.08333345	0.00000000	0.00000000	0.00000000	0.00000000	2.08333345	1,000.00000000
G	08163CAQ2	1,000.00000000	0.00000000	2.08333306	0.00000000	0.00000000	0.00000000	0.00000000	2.08333306	1,000.00000000
NR	08163CAS8	1,000.00000000	0.00000000	2.07200202	0.01133115	0.01308324	0.00000000	0.00000000	2.07200202	1,000.00000000
Class RR	08163CBK4	999.46704136	0.09569673	2.94559047	0.00046740	0.00053931	0.00000000	0.00000000	3.04128720	999.37134462
RR Interest	N/A	999.46704122	0.09569662	2.94559025	0.00046730	0.00054007	0.00000000	0.00000000	3.04128687	999.37134461
R	08163CAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08163CAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163CBE8	999.31562219	0.00000000	0.96207529	0.00000000	0.00000000	0.00000000	0.00000000	0.96207529	999.19273726
X-B	08163CBF5	1,000.00000000	0.00000000	0.49275658	0.00000000	0.00000000	0.00000000	0.00000000	0.49275658	1,000.00000000
X-D	08163CAA7	1,000.00000000	0.00000000	1.28096209	0.00000000	0.00000000	0.00000000	0.00000000	1.28096209	1,000.00000000
X-F	08163CAC3	1,000.00000000	0.00000000	0.86429540	0.00000000	0.00000000	0.00000000	0.00000000	0.86429540	1,000.00000000
X-G	08163CAE9	1,000.00000000	0.00000000	0.86429505	0.00000000	0.00000000	0.00000000	0.00000000	0.86429505	1,000.00000000
X-NR	08163CAG4	1,000.00000000	0.00000000	0.86429528	0.00000000	0.00000000	0.00000000	0.00000000	0.86429528	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	5,701.59	0.00	5,701.59	0.00	0.00	0.00	5,701.59	0.00
A-2	09/01/21 - 09/30/21	30	0.00	120,206.08	0.00	120,206.08	0.00	0.00	0.00	120,206.08	0.00
A-3	09/01/21 - 09/30/21	30	0.00	135,881.20	0.00	135,881.20	0.00	0.00	0.00	135,881.20	0.00
A-4	09/01/21 - 09/30/21	30	0.00	402,767.75	0.00	402,767.75	0.00	0.00	0.00	402,767.75	0.00
A-5	09/01/21 - 09/30/21	30	0.00	787,739.87	0.00	787,739.87	0.00	0.00	0.00	787,739.87	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	48,054.43	0.00	48,054.43	0.00	0.00	0.00	48,054.43	0.00
X-A	09/01/21 - 09/30/21	30	0.00	825,158.51	0.00	825,158.51	0.00	0.00	0.00	825,158.51	0.00
X-B	09/01/21 - 09/30/21	30	0.00	48,843.51	0.00	48,843.51	0.00	0.00	0.00	48,843.51	0.00
X-D	09/01/21 - 09/30/21	30	0.00	74,067.79	0.00	74,067.79	0.00	0.00	0.00	74,067.79	0.00
X-F	09/01/21 - 09/30/21	30	0.00	24,986.78	0.00	24,986.78	0.00	0.00	0.00	24,986.78	0.00
X-G	09/01/21 - 09/30/21	30	0.00	10,709.48	0.00	10,709.48	0.00	0.00	0.00	10,709.48	0.00
X-NR	09/01/21 - 09/30/21	30	0.00	39,266.16	0.00	39,266.16	0.00	0.00	0.00	39,266.16	0.00
A-S	09/01/21 - 09/30/21	30	0.00	200,900.22	0.00	200,900.22	0.00	0.00	0.00	200,900.22	0.00
B	09/01/21 - 09/30/21	30	0.00	107,314.12	0.00	107,314.12	0.00	0.00	0.00	107,314.12	0.00
C	09/01/21 - 09/30/21	30	0.00	136,020.16	0.00	136,020.16	0.00	0.00	0.00	136,020.16	0.00
D	09/01/21 - 09/30/21	30	0.00	52,773.33	0.00	52,773.33	0.00	0.00	0.00	52,773.33	0.00
E	09/01/21 - 09/30/21	30	0.00	43,596.67	0.00	43,596.67	0.00	0.00	0.00	43,596.67	0.00
F	09/01/21 - 09/30/21	30	0.00	60,229.17	0.00	60,229.17	0.00	0.00	0.00	60,229.17	0.00
G	09/01/21 - 09/30/21	30	0.00	25,814.58	0.00	25,814.58	0.00	0.00	0.00	25,814.58	0.00
NR	09/01/21 - 09/30/21	30	79.43	94,648.79	0.00	94,648.79	514.79	0.00	0.00	94,133.99	594.39
Class RR	09/01/21 - 09/30/21	30	1.50	61,454.34	0.00	61,454.34	9.75	0.00	0.00	61,444.59	11.25
RR Interest	09/01/21 - 09/30/21	30	2.69	109,318.31	0.00	109,318.31	17.34	0.00	0.00	109,300.96	20.04
Totals			83.62	3,415,452.84	0.00	3,415,452.84	541.88	0.00	0.00	3,414,910.94	625.68

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 28

Additional Information

Total Available Distribution Amount (1)	3,525,854.82
Non-VRR Available Funds	3,349,562.08
VRR Available Funds	176,292.74
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,429,228.87	Master Servicing Fee	5,520.20
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,421.20
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	482.80
ARD Interest	0.00	Operating Advisor Fee	1,139.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,429,228.87	Total Fees	13,776.02

Principal		Expenses/Reimbursements
Scheduled Principal	110,943.87	Reimbursement for Interest on Advances	541.89
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	110,943.87	Total Expenses/Reimbursements	541.89

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,414,910.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	110,943.88
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,525,854.82
Total Funds Collected	3,540,172.74	Total Funds Distributed	3,540,172.73

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,158,712,039.47	1,158,712,039.47	Beginning Certificate Balance	1,158,712,038.98
(-) Scheduled Principal Collections	110,943.87	110,943.87	(-) Principal Distributions	110,943.88
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,158,601,095.60	1,158,601,095.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,158,712,039.47	1,158,712,039.47	Ending Certificate Balance	1,158,601,095.10
Ending Actual Collateral Balance	1,158,601,095.60	1,158,601,095.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.49)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.50)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	15	102,706,993.53	8.86%	109	3.9254	1.941633	1.99 or less	19	435,413,155.22	37.58%	109	3.7698	0.663586
10,000,000 to 19,999,999		7	103,861,250.00	8.96%	113	3.6624	2.176262	2.00 to 2.49	9	172,272,940.38	14.87%	91	3.9005	2.292923
20,000,000 to 29,999,999		8	192,598,874.00	16.62%	102	3.6476	2.323501	2.50 to 2.99	16	439,920,000.00	37.97%	108	3.3766	2.589938
30,000,000 to 39,999,999		5	178,633,978.07	15.42%	108	3.6498	1.126844	3.00 to 3.49	0	0.00	0.00%	0	0.0000	0.000000
40,000,000 to 49,999,999		6	265,800,000.00	22.94%	109	3.5271	1.137753	3.50 and greater	2	110,995,000.00	9.58%	85	2.8450	4.840188
	50,000,000 or greater	5	315,000,000.00	27.19%	94	3.2985	3.123445	Totals	46	1,158,601,095.60	100.00%	104	3.5513	2.037409
	Totals	46	1,158,601,095.60	100.00%	104	3.5513	2.037409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	5,090,000.00	0.44%	113	3.8300	1.538349	Texas	5	81,188,635.13	7.01%	113	4.3343	1.819457
Arkansas	2	1,806,948.71	0.16%	112	3.1510	2.807188	Virginia	1	7,650,000.00	0.66%	113	4.0940	2.590000
California	3	58,600,000.00	5.06%	113	3.7719	1.741143	Washington	2	47,380,000.00	4.09%	78	3.5634	2.578902
Colorado	1	18,390,000.00	1.59%	113	3.8700	1.578302	West Virginia	1	1,008,225.00	0.09%	112	3.1510	2.807188
Connecticut	1	9,405,103.15	0.81%	113	3.8700	1.830000	Wisconsin	4	15,001,481.48	1.29%	113	3.7160	2.560000
Florida	8	200,149,999.99	17.28%	98	3.5794	2.534858	Totals	71	1,158,601,095.60	100.00%	104	3.5513	2.037409
Georgia	2	56,644,444.44	4.89%	103	3.5876	2.281632
									Property Type³
Idaho	1	30,995,000.00	2.68%	112	3.4990	4.660000
Illinois	1	16,044,444.44	1.38%	113	3.7160	2.560000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	4,888,255.82	0.42%	113	3.6184	2.602707		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	1	942,755.85	0.08%	112	3.1510	2.807188	Industrial	15	152,739,999.99	13.18%	113	3.7294	2.054338
Michigan	4	37,852,777.12	3.27%	113	4.0408	1.797662	Lodging	4	121,217,357.39	10.46%	100	3.5220	(1.871269)
Minnesota	4	7,569,128.04	0.65%	113	3.5054	2.652150	Mixed Use	11	188,686,353.14	16.29%	95	3.6027	2.338210
Mississippi	1	1,126,069.49	0.10%	112	3.1510	2.807188	Multi-Family	3	44,550,000.00	3.85%	113	3.8373	2.474762
Nevada	2	79,985,667.01	6.90%	101	3.5580	(3.430000)	Office	13	500,872,185.13	43.23%	103	3.4383	2.657380
New Jersey	1	6,231,690.38	0.54%	85	5.2120	2.290000	Retail	20	125,360,000.00	10.82%	106	3.6129	2.701466
New York	9	263,668,474.36	22.76%	100	3.1350	3.029599	Self Storage	5	25,175,200.00	2.17%	113	3.6631	2.085111
North Carolina	2	10,091,296.30	0.87%	113	3.5396	2.889081	Totals	71	1,158,601,095.60	100.00%	104	3.5513	2.037409
North Dakota	1	896,927.44	0.08%	112	3.1510	2.807188
Ohio	1	16,950,000.00	1.46%	99	4.0380	1.350000
Oklahoma	1	779,082.96	0.07%	112	3.1510	2.807188
Oregon	2	71,500,000.00	6.17%	111	3.3364	2.488462
Pennsylvania	1	5,742,222.22	0.50%	113	3.7160	2.560000
South Dakota	1	867,466.32	0.07%	112	3.1510	2.807188
Tennessee	3	100,155,000.00	8.64%	109	3.4215	1.489020

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.99999% or less	1	80,000,000.00	6.90%	75	2.5916	4.910000	12 months or less	37	950,133,738.22	82.01%	105	3.5574	2.526547
	3.00000% to 3.49999%	13	410,000,000.00	35.39%	107	3.2741	2.492280	13 months to 24 months	8	202,235,667.00	17.46%	101	3.4718	(0.268416)
	3.50000% to 3.99999%	22	472,487,220.15	40.78%	110	3.6619	1.182733	25 months to 36 months	1	6,231,690.38	0.54%	85	5.2120	2.290000
	4.00000% to 4.49999%	9	189,882,185.07	16.39%	96	4.2247	1.963393	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% or greater	1	6,231,690.38	0.54%	85	5.2120	2.290000	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	1,158,601,095.60	100.00%	104	3.5513	2.037409	Totals	46	1,158,601,095.60	100.00%	104	3.5513	2.037409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	2	77,000,000.00	6.65%	52	3.6736	2.606683	Interest Only	31	883,726,917.00	76.28%	101	3.4255	2.080325
61 months to 84 months		1	80,000,000.00	6.90%	75	2.5916	4.910000	332 months or less	1	6,231,690.38	0.54%	85	5.2120	2.290000
85 months to 119 months		43	1,001,601,095.60	86.45%	110	3.6186	1.764206	333 months or more	14	268,642,488.22	23.19%	112	3.9266	1.890375
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	Totals	46	1,158,601,095.60	100.00%	104	3.5513	2.037409
	Totals	46	1,158,601,095.60	100.00%	104	3.5513	2.037409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		15	482,852,185.07	41.68%	100	3.5904	2.591860				None
	12 months or less	31	675,748,910.53	58.32%	106	3.5234	1.641230
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	1,158,601,095.60	100.00%	104	3.5513	2.037409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2	30506918	OF	New York	NY	Actual/360	2.592%	172,772.67	0.00	0.00	01/01/28	03/01/32	--	80,000,000.00	80,000,000.00	10/01/21
2A-13-9	30319471	LO	Las Vegas	NV	Actual/360	3.558%	118,557.50	0.00	0.00	03/05/30	03/05/32	--	39,985,667.00	39,985,667.00	10/05/21
2A-15-9	30319472				Actual/360	3.558%	118,600.00	0.00	0.00	03/05/30	03/05/32	--	40,000,000.00	40,000,000.00	10/05/21
3A2	30506790	OF	West Palm Beach	FL	Actual/360	3.340%	139,167.71	0.00	0.00	N/A	02/06/31	--	50,000,000.00	50,000,000.00	10/06/21
3A4	30506792				Actual/360	3.340%	69,583.85	0.00	0.00	N/A	02/06/31	--	25,000,000.00	25,000,000.00	10/06/21
4A1	30506862	OF	Brooklyn	NY	Actual/360	3.210%	200,625.00	0.00	0.00	N/A	03/06/31	--	75,000,000.00	75,000,000.00	10/06/21
5A2	30506821	MU	Portland	OR	Actual/360	3.299%	123,727.65	0.00	0.00	N/A	01/01/31	--	45,000,000.00	45,000,000.00	10/01/21
5A3	30506822				Actual/360	3.299%	57,739.57	0.00	0.00	N/A	01/01/31	--	21,000,000.00	21,000,000.00	10/01/21
6A1	30506851	OF	Houston	TX	Actual/360	4.460%	143,857.80	52,823.63	0.00	N/A	03/06/31	--	38,706,134.70	38,653,311.07	10/06/21
6A3	30506852				Actual/360	4.460%	95,905.20	35,215.76	0.00	N/A	03/06/31	--	25,804,089.76	25,768,874.00	10/06/21
7A1	30530117	IN	Various	Various	Actual/360	3.716%	185,800.00	0.00	0.00	N/A	03/06/31	--	60,000,000.00	60,000,000.00	10/06/21
8A1	30506845	MU	Boca Raton	FL	Actual/360	4.020%	167,500.00	0.00	0.00	N/A	03/06/26	--	50,000,000.00	50,000,000.00	10/06/21
9	30506878	IN	Chattanooga	TN	Actual/360	3.610%	148,912.50	0.00	0.00	N/A	03/06/31	--	49,500,000.00	49,500,000.00	10/06/21
10A1	30506865	OF	New York	NY	Actual/360	3.371%	126,412.50	0.00	0.00	N/A	03/07/31	--	45,000,000.00	45,000,000.00	10/07/21
11	30530062	RT	Dawsonville	GA	Actual/360	3.550%	129,575.00	0.00	0.00	N/A	02/06/30	--	43,800,000.00	43,800,000.00	10/06/21
12	30506880	OF	Beverly Hills	CA	Actual/360	3.784%	134,016.67	0.00	0.00	N/A	03/06/31	--	42,500,000.00	42,500,000.00	10/06/21
13A2	30506524	LO	Nashville	TN	Actual/360	3.139%	91,554.17	0.00	0.00	N/A	03/06/30	--	35,000,000.00	35,000,000.00	10/06/21
14	30506840	OF	Saint Petersburg	FL	Actual/360	3.500%	99,166.67	0.00	0.00	N/A	03/06/31	--	34,000,000.00	34,000,000.00	10/06/21
15A2	30506776	RT	Meridian	ID	Actual/360	3.499%	90,376.25	0.00	0.00	N/A	02/05/31	--	30,995,000.00	30,995,000.00	10/05/21
16A2	30506786	OF	Redmond	WA	Actual/360	3.032%	68,220.00	0.00	0.00	N/A	01/06/26	--	27,000,000.00	27,000,000.00	10/06/21
17A-1-16	30319473	MU	New York	NY	Actual/360	3.160%	65,833.33	0.00	0.00	N/A	03/06/30	--	25,000,000.00	25,000,000.00	10/06/21
17A-1-17	30319474				Actual/360	3.160%	3,950.00	0.00	0.00	N/A	03/06/30	--	1,500,000.00	1,500,000.00	10/06/21
18	30506864	OF	Southfield	MI	Actual/360	4.215%	85,353.75	0.00	0.00	N/A	03/01/31	--	24,300,000.00	24,300,000.00	09/01/21
19	30506879	OF	Lake Mary	FL	Actual/360	3.501%	70,457.62	0.00	0.00	N/A	03/06/31	--	24,150,000.00	24,150,000.00	10/06/21
20	30506780	MF	Olympia	WA	Actual/360	4.267%	72,474.17	0.00	0.00	N/A	03/06/31	--	20,380,000.00	20,380,000.00	10/06/21
21	30506849	IN	Fort Collins	CO	Actual/360	3.870%	59,307.75	0.00	0.00	N/A	03/06/31	--	18,390,000.00	18,390,000.00	10/06/21
22	30319475	SS	Doral	FL	Actual/360	3.610%	51,141.67	0.00	0.00	N/A	03/06/31	--	17,000,000.00	17,000,000.00	10/06/21
23A2	30506543	RT	Willoughby	OH	Actual/360	4.038%	30,116.75	0.00	0.00	N/A	01/06/30	--	8,950,000.00	8,950,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23A3	30506544				Actual/360	4.038%	26,920.00	0.00	0.00	N/A	01/06/30	--	8,000,000.00	8,000,000.00	10/06/21
24	30506838	MF	Jackson	TN	Actual/360	3.457%	45,099.45	0.00	0.00	N/A	03/01/31	--	15,655,000.00	15,655,000.00	10/01/21
25	30506797	RT	Various	Various	Actual/360	3.151%	36,367.79	0.00	0.00	N/A	02/06/31	--	13,850,000.00	13,850,000.00	10/06/21
26	30506854	MU	Houston	TX	Actual/360	3.890%	44,350.05	0.00	0.00	N/A	03/06/31	--	13,681,250.00	13,681,250.00	10/06/21
27	30506826	RT	Bronx	NY	Actual/360	3.840%	43,472.00	0.00	0.00	N/A	03/06/31	--	13,585,000.00	13,585,000.00	10/06/21
28	30506850	IN	Bridgeport	MI	Actual/360	3.820%	37,245.00	0.00	0.00	N/A	03/06/31	--	11,700,000.00	11,700,000.00	10/06/21
29	30506827	MU	Huntington Beach	CA	Actual/360	3.670%	29,054.17	0.00	0.00	N/A	03/06/31	--	9,500,000.00	9,500,000.00	10/06/21
30	30506682	OF	Brooklyn	NY	Actual/360	3.780%	29,925.00	0.00	0.00	N/A	01/06/31	--	9,500,000.00	9,500,000.00	10/06/21
31	30506848	MU	Hamden	CT	Actual/360	3.870%	30,377.47	14,267.89	0.00	N/A	03/06/31	--	9,419,371.04	9,405,103.15	10/06/21
32	30506844	MF	Fayetteville	NC	Actual/360	3.507%	24,885.09	0.00	0.00	N/A	03/01/31	--	8,515,000.00	8,515,000.00	10/01/21
33	30506881	IN	Salem	VA	Actual/360	4.094%	26,099.25	0.00	0.00	N/A	03/06/31	--	7,650,000.00	7,650,000.00	10/06/21
34	30506839	MU	Brooklyn	NY	Actual/360	3.920%	22,866.67	0.00	0.00	N/A	03/06/31	--	7,000,000.00	7,000,000.00	09/06/21
35	30530118	MU	Truckee	CA	Actual/360	3.841%	21,125.50	0.00	0.00	N/A	03/06/31	--	6,600,000.00	6,600,000.00	10/06/21
36	30315740	LO	Swedesboro	NJ	Actual/360	5.212%	27,103.82	8,636.59	0.00	N/A	11/01/28	--	6,240,326.97	6,231,690.38	10/01/21
37	30506842	RT	Valley Stream	NY	Actual/360	4.000%	20,600.00	0.00	0.00	N/A	03/06/31	--	6,180,000.00	6,180,000.00	10/06/21
38	30506853	IN	Bend	OR	Actual/360	3.780%	17,325.00	0.00	0.00	N/A	03/06/31	--	5,500,000.00	5,500,000.00	10/06/21
39	30506602	SS	Various	AL	Actual/360	3.830%	16,245.58	0.00	0.00	N/A	03/06/31	--	5,090,000.00	5,090,000.00	10/06/21
40	30506806	SS	Huntsville	TX	Actual/360	3.680%	9,461.28	0.00	0.00	N/A	02/06/31	--	3,085,200.00	3,085,200.00	10/06/21
Totals							3,429,228.87	110,943.87	0.00				1,158,712,039.47	1,158,601,095.60
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

2A-13-9	(1,496,841,068.00)	(970,120,576.00)	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

2A-15-9	(1,496,841,068.00)	(970,120,576.00)	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	0.00	17,361,616.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	0.00	17,361,616.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	0.00	12,573,816.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	0.00	12,573,816.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	0.00	9,386,062.49	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	0.00	4,214,878.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,355,946.21	3,817,266.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	3,070,462.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2	(2,817,374.08)	30,287,115.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	3,631,044.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	0.00	11,462,799.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	0.00	9,830,066.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-1-16	48,047,165.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-1-17	48,047,165.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	84,315.94	84,315.94	0.00	0.00
19	0.00	4,737,797.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,944,736.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	1,250,990.74	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A2	10,843,932.44	12,226,937.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23A3	10,843,932.44	12,226,937.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	1,478,701.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	1,001,306.32	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	548,590.41	02/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	935,891.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	300,476.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	1,643,689.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	1,021,898.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	919,986.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	365,904.72	02/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	22,852.09	22,852.09	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	345,193.82	1,154,246.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	524,740.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	531,752.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	213,347.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
	(2,875,016,173.27 (1,761,642,656.97
Totals						0.00	0.00	107,168.03	107,168.03	0.00	0.00
	))
**	The Most Recent NOI and Fiscal NOI fields correspond to the financial data reported by the Master Servicer. An NOI of 0.00 means the Servicer did not report NOI figures in their loan level reporting.

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.551336%	3.536922%	104
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.551421%	3.537008%	105
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.551499%	3.537086%	106
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.551575%	3.537163%	107
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.551660%	3.537247%	108
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.551736%	3.537470%	109
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.551820%	3.537554%	110
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
18	30506864	09/01/21	0	B	84,315.94	84,315.94	0.00		24,300,000.00
34	30506839	09/06/21	0	B	22,852.09	22,852.09	0.00		7,000,000.00
Totals					107,168.03	107,168.03	0.00		31,300,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		77,000,000	77,000,000		0	0
> 60 Months		1,081,601,096	1,081,601,096		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,158,601,096	1,158,601,096	0	0	0	0
Sep-21	1,158,712,039	1,158,712,039	0	0	0	0
Aug-21	1,158,812,690	1,158,812,690	0	0	0	0
Jul-21	1,158,912,958	1,158,912,958	0	0	0	0
Jun-21	1,159,022,752	1,159,022,752	0	0	0	0
May-21	1,159,122,219	1,159,122,219	0	0	0	0
Apr-21	1,159,231,242	1,159,231,242	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	541.89	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	541.89	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			541.89

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the “U.S. Risk Retention Special Notices” tab for the Benchmark 2021-B24 Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party’s compliance with the Retention Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 28 of 28